Expense Example, No Redemption ((PIMCO Emerging Markets Full Spectrum Bond Fund - Retail), dei_LegalEntityAxis, USD $)	0 Months Ended
Jan. 29, 2013
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 511
Expense Example, No Redemption, 3 Years	799
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	217
Expense Example, No Redemption, 3 Years	670
Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	167
Expense Example, No Redemption, 3 Years	$ 517